Inventories	6 Months Ended
Jun. 30, 2011
Inventories
Inventories

8.                  Inventories

Inventories consist of the following:

	June 30, 2011 (Unaudited)	June 30, 2011 (Unaudited)
	(RMB’000)	(US$’000)

Raw materials and supplies	4,467	691
Work in progress	63,354	9,802
Merchandise / Finished goods	1,393,476	215,592
Less: Allowance for inventory write down	(36,829)	(5,699)
	1,424,468	220,386